Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets
Schedule of Other assets

	At December 31,	At December 31,
	2019	2018
Energy well equipment, net	$9.3	$10.2
Right-of-use assets, net	2.5	—
Furniture and fixtures, net	0.4	0.5
Debt issue costs	1.9	—
	$14.1	$10.7